Segment Information (Reconciliation of Operating Income from Segments to Consolidated) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Segment Reporting [Abstract]
Operating income									$ 256,178	$ 317,476	$ 311,202
Interest expense									(49,547)	(32,574)	(29,006)
Other, net									1,877	1,485	2,081
Income before provision for income taxes	$ 67,662	$ 59,612	$ 48,268	$ 32,966	$ 91,212	$ 78,150	$ 68,272	$ 48,753	$ 208,508	$ 286,387	$ 284,277